Income Taxes Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	$ 31,210	$ 26,539
Deferred Tax Assets, Intangible Assets	2,716	2,381
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	26	1
Deferred Tax Assets, Other	261	992
Deferred Tax Assets, Gross	34,213	29,913
Deferred Tax Assets, Valuation Allowance	(34,213)	(29,854)
Deferred Tax Assets, Net of Valuation Allowance	0	59
Deferred Tax Liabilities, Indefinite-lived Intangible Assets	0	(74)
Deferred Tax Liabilities, Gross	0	(74)
Deferred Tax Liabilities, Net	$ 0	$ (15)